Fixed Assets (Details) - Schedule of Fixed Asset Activity	3 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Financed Asset Liability have a Carrying Value [Abstract]
Balance	$ 3,149,258
Brain Scientific Asset Purchase	266,448
Additions
Balance	$ 3,415,706